S000016633 [Member] Expense Example - Western Asset New York Municipals Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 458
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,373
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,519
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	865
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,295
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	$ 773